Note E - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Land	$ 2,744	$ 2,641
Buildings	16,154	13,913
Leasehold improvements	1,267	1,267
Furniture and equipment	6,039	5,675
	26,204	23,496
Less accumulated depreciation	11,349	10,215
Total premises and equipment	$ 14,855	$ 13,281